BUSINESS AND BASIS OF OPERATIONS (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008	Jun. 30, 2007
Accumulated deficit	$ 3,203,550	$ 1,431,515
Expected Total Expenditures Over Next Tweleve Months	1,500,000
Stockholders' Equity	$ 379,636	$ 49,231	$ 85,262	$ 49,987	$ 21,695	$ (16,417)	$ 0